CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 43,706	$ 26,027
Restricted cash	166	988
Accounts receivable, net of provision for doubtful debts of $33,760 and $29,074 as of June 30, 2015 and December 31, 2014, respectively	46,465	28,915
Inventories	6,384	4,746
Deposits for inventories, related parties	14,020	0
Prepaid expenses and other current assets	10,735	5,520
Prepaid expenses, related party	947	50
Loans receivable, net	121,187	19,105
Other financing receivables, net	115,096	29,401
Other financing receivables, net, related party	0	782
Short-term net investment in sales-type leases	33,936	56,975
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for doubtful accounts of $3 and $22 as of June 30, 2015 and December 31, 2014,respectively	173,315	285,983
Deferred income tax assets	10,243	8,751
Total current assets	576,200	467,243
Property, equipment and leasehold improvements, net	78,698	80,152
Deferred income tax assets	6,610	6,080
Net investment in direct financing and sales-type leases, net of current maturities	18,920	59,170
Total assets	680,428	612,645
LIABILITIES AND EQUITY
Short-term borrowings (including short-term borrowings of the consolidated variable interest entities ("VIEs") without recourse to Fincera of $81,785 and $138,912 as of June 30, 2015 and December 31, 2014, respectively)	98,142	155,342
Note financing payables (including note financing payable of the consolidated variable interest entities ("VIEs") without recourse to Fincera of nil and nil as of June 30, 2015 and December 31, 2014, respectively)	79,374	0
Long-term borrowings, current portion (including long-term borrowings, current portion of the consolidated VIEs without recourse to Fincera of nil and nil as of June 30, 2015 and December 31, 2014, respectively)	3,271	2,451
Long-term payables, current portion (including long-term payables, current portion of the consolidated VIEs without recourse to Fincera of nil and nil as of June 30, 2015 and December 31, 2014, respectively)	161	899
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Fincera of $798 and $384 as of June 30, 2015 and December 31, 2014, respectively)	11,969	5,692
Accounts payable, related parties (including accounts payable, related parties of the consolidated VIEs without recourse to Fincera of $45,330 and $106,525 as of June 30, 2015 and December 31, 2014, respectively)	45,330	108,211
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to Fincera of $14,191 and $13,206 as of June 30, 2015 and December 31, 2014, respectively)	31,438	20,121
Due to affiliates (including due to affiliates of the consolidated VIEs without recourse to Fincera of $1,068 and $1,002 as of June 30, 2015 and December 31, 2014, respectively)	10,241	25,644
Customer deposits (including customer deposits of the consolidated VIEs without recourse to Fincera of $2,585 and $460 as of June 30, 2015 and December 31, 2014, respectively)	7,844	4,912
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Fincera of $1,326 and $1,508 as of June 30, 2015 and December 31, 2014, respectively)	3,442	2,511
Total current liabilities	291,212	325,783
Noncurrent liabilities
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to Fincera of nil and nil as of June 30, 2015 and December 31, 2014, respectively)	13,086	14,708
Long-term bonds payable (including long-term borrowings of the consolidated VIEs without recourse to Fincera of nil and nil as of June 30, 2015 and December 31, 2014, respectively)	101,837	0
Long-term payables (including long-term payables of the consolidated VIEs without recourse to Fincera of $5,197 and $9,102 as of June 30, 2015 and December 31, 2014, respectively)	5,197	9,102
Total liabilities	411,332	349,593
Equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none	0	0
Ordinary shares - $0.001 par value authorized - 1,000,000,000 shares; issued and outstanding - 23,549,644 shares at June 30, 2015 issued and outstanding - 23,549,644 shares at December 31, 2014	24	24
Additional paid-in capital	328,990	328,884
Statutory reserves	26,222	26,222
Accumulated losses	(117,040)	(122,718)
Accumulated other comprehensive income	30,900	30,640
Total shareholders' equity	269,096	263,052
Total liabilities and shareholders' equity	$ 680,428	$ 612,645